Assets and liabilities held for sale (Details) - EUR (€) € in Millions	Sep. 30, 2020	Mar. 31, 2020
Non-current assets
Goodwill	€ 31,251	€ 31,271
Other intangible assets	20,996	22,252
Plant, property and equipment	38,059	39,197
Investments in associates and joint ventures	5,428	5,831
Trade and other receivables	6,574	10,378
Current assets
Inventory	606	585
Taxation recoverable	300	275
Trade and other receivables	10,457	11,411
Cash and cash equivalents	6,612	13,284
Total current assets	27,155	32,644
Total assets held for sale	2,312	1,607
Non-current liabilities
Long-term borrowings	61,292	62,892
Deferred tax liabilities	1,986	2,043
Provisions	1,550	1,474
Total non-current liabilities	70,989	72,036
Current liabilities
Short-term borrowings	7,530	11,826
Taxation liabilities	578	671
Provisions	951	1,024
Trade and other payables	14,380	17,085
Total current liabilities	25,325	32,456
Total liabilities held for sale	€ 968	€ 1,051
Vodafone Hutchison Australia Pty Limited
Discontinued operations and assets and liabilities held for sale
Proportion of ownership interest in joint venture		24.95%
Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of ownership interest in joint venture	42.00%
Vodafone Egypt
Discontinued operations and assets and liabilities held for sale
Proportion of ownership interest in subsidiary	55.00%	55.00%
Non current assets held for sale | Indus Towers
Discontinued operations and assets and liabilities held for sale
Proportion of ownership interest in joint venture	13.80%
Vodafone Hutchison Australia and Vodafone Egypt
Non-current assets
Goodwill	€ 100	€ 107
Other intangible assets	367	379
Plant, property and equipment	969	916
Investments in associates and joint ventures	299
Investments in associates and joint ventures		(412)
Trade and other receivables	12	15
Total non-current assets	1,747	1,005
Current assets
Inventory	14	13
Taxation recoverable	3	3
Trade and other receivables	274	313
Cash and cash equivalents	274	273
Total current assets	565	602
Total assets held for sale	2,312	1,607
Non-current liabilities
Long-term borrowings	52	57
Deferred tax liabilities	83	60
Provisions	3	5
Total non-current liabilities	138	122
Current liabilities
Short-term borrowings	175	150
Taxation liabilities	52	116
Provisions	36	29
Trade and other payables	567	634
Total current liabilities	830	929
Total liabilities held for sale	€ 968	€ 1,051